SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Aug. 31, 2020
SHARE-BASED COMPENSATION
Schedule of Assumptions used in Determining Fair Value of Share Options

The assumptions used in determining the fair value of the share options on the grant date were as follows:

Assumptions	2018	2019
Expected dividend yield	0%	0%
Risk-free interest rate	1.84%-2.35%	2.75%-2.85%
Expected volatility	42%-51%	50%-51%
Expected life	2 or 10 years	8.90 or 9.29 years
Exercise multiples	2.20-2.80 times	2.20-2.80 times
Fair value of underlying ordinary shares (US$/share)	9.29-12.25	6.28-6.83

18.   SHARE-BASED COMPENSATION - continued

Notes:

(1)	The expected dividend yield was estimated by the Company based on its dividend policy over the expected life of the options.
(2)	The risk-free interest rate was estimated based on the US Government Bond yield with the maturity commensurate with the expected life.
(3)	The expected volatility of the underlying ordinary shares was estimated based on historical volatility of the Company for the period before the valuation date with length commensurate to expected life of the options.
(4)	The expected life was the contractual life of the share options.
(5)	The Company estimated the exercise multiple based on a consideration of various research studies regarding exercise pattern from historical statistical data.
(6)	The fair values of ordinary shares were determined based on the closing price in the market.

Schedule of Share Option Movements

For the year ended August 31, 2018, 2019 and 2020, the share options movement were as follows:

			Weighted	Weighted
		Weighted	average	average
	Number	average	remaining	fair value	Aggregate
	of share	exercise	contractual	at grant	intrinsic
	options	price	years	date	value
		US$		US$	US$
As of August 31, 2017	—	—	—
Granted	845,000	8.74	8.63
Exercised	—	—	—
Forfeited/Cancelled	(47,896)	8.74	8.21
As of August 31, 2018	797,104	8.74	8.66	11.4	2,630,442
Granted	2,712,138	8.74	8.29
Exercised	(14,457)	8.74	—
Forfeited/Cancelled	(421,471)	8.74	8.30
As of August 31, 2019	3,073,314	8.74	8.33	7.98	(1,407,301)
Granted	—	—	—
Forfeited/Cancelled	(2,232,547)	8.74	7.29
Outstanding as of August 31, 2020	840,767	8.74	7.29	10.73	(823,950)
Vested and exercisable as of August 31, 2020	471,200	8.74	7.29	10.13	(461,776)